Schwab Capital Trust
Schwab Core Equity Fund

Portfolio Holdings as of July 31, 2026 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.8% OF NET ASSETS

Banks 1.8%
JPMorgan Chase & Co.	48,793	17,164,890
PNC Financial Services Group, Inc.	35,315	8,824,159
		25,989,049

Capital Goods 7.8%
Caterpillar, Inc.	34,093	27,779,317
Fastenal Co.	158,636	7,568,524
GE Vernova, Inc.	19,266	19,078,927
Parker-Hannifin Corp.	12,337	12,047,451
Rockwell Automation, Inc.	41,948	20,138,396
RTX Corp.	93,611	20,146,959
WESCO International, Inc.	25,447	8,740,790
		115,500,364

Commercial & Professional Services 2.5%
Cintas Corp.	41,793	8,552,102
Republic Services, Inc., Class A	80,544	16,958,539
Rollins, Inc.	300,160	11,397,075
		36,907,716

Consumer Discretionary Distribution & Retail 6.1%
Amazon.com, Inc. *	239,000	64,907,620
TJX Cos., Inc.	161,534	25,415,760
		90,323,380

Consumer Services 0.5%
Booking Holdings, Inc.	41,525	8,010,173

Consumer Staples Distribution & Retail 0.7%
Walmart, Inc.	91,185	10,139,772

Energy 2.5%
EOG Resources, Inc.	55,679	8,278,910
ExxonMobil Holdings Corp.	188,708	29,332,772
		37,611,682

Financial Services 9.3%
Blackrock, Inc.	18,051	19,682,630
Fidelity National Information Services, Inc.	873,317	39,098,402
Interactive Brokers Group, Inc., Class A	114,796	10,100,900
Morgan Stanley	81,764	17,204,781
MSCI, Inc., Class A	16,026	9,170,718
Visa, Inc., Class A	114,272	41,838,408
		137,095,839

Food, Beverage & Tobacco 0.7%
Constellation Brands, Inc., Class A	77,010	10,029,012

SECURITY	NUMBER OF SHARES	VALUE ($)
Health Care Equipment & Services 3.3%
Abbott Laboratories	129,177	13,654,009
Becton Dickinson & Co.	104,044	17,231,768
Boston Scientific Corp. *	185,329	8,660,424
Intuitive Surgical, Inc. *	28,025	9,902,073
		49,448,274

Household & Personal Products 1.2%
Procter & Gamble Co.	120,494	17,410,178

Insurance 0.5%
Marsh & McLennan Cos., Inc.	34,710	6,584,140

Materials 1.3%
Ecolab, Inc.	71,472	19,842,771

Media & Entertainment 12.1%
Alphabet, Inc., Class A	350,004	124,646,924
Meta Platforms, Inc., Class A	97,336	54,187,925
		178,834,849

Pharmaceuticals, Biotechnology & Life Sciences 4.7%
Eli Lilly & Co.	36,229	41,621,324
Thermo Fisher Scientific, Inc.	30,522	17,528,785
Zoetis, Inc.	137,201	10,604,265
		69,754,374

Semiconductors & Semiconductor Equipment 20.9%
ASML Holding NV, Registry Shares	13,768	22,428,072
Broadcom, Inc.	200,530	78,062,319
KLA Corp.	39,550	7,230,531
Micron Technology, Inc.	40,841	33,613,368
NVIDIA Corp.	777,296	156,042,172
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	28,389	11,476,253
		308,852,715

Software & Services 10.6%
International Business Machines Corp.	82,580	18,469,017
Microsoft Corp.	283,416	131,709,084
Palo Alto Networks, Inc. *	20,458	6,788,578
		156,966,679

Technology Hardware & Equipment 11.0%
Apple, Inc.	377,891	116,734,309
Arista Networks, Inc. *	125,580	22,648,353
Motorola Solutions, Inc.	25,666	11,183,959
Sandisk Corp. *	9,482	11,519,018
		162,085,639

Schwab Core Equity Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Transportation 1.3%
Uber Technologies, Inc. *	265,879	18,707,246

Utilities 1.0%
Duke Energy Corp.	119,908	15,040,060
Total Common Stocks (Cost $719,757,600)		1,475,133,912

SHORT-TERM INVESTMENTS 0.3% OF NET ASSETS

Money Market Funds 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.62% (a)	4,778,236	4,778,236
Total Short-Term Investments (Cost $4,778,236)		4,778,236
Total Investments in Securities (Cost $724,535,836)		1,479,912,148

*	Non-income producing security.
(a)	The rate shown is the annualized 7-day yield.

ADR —	American Depositary Receipt

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2026:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$1,475,133,912	$—	$—	$1,475,133,912
Short-Term Investments[1]	4,778,236	—	—	4,778,236
Total	$1,479,912,148	$—	$—	$1,479,912,148

[1]	As categorized in the Portfolio Holdings.

Schwab Capital Trust
Schwab Dividend Equity Fund

Portfolio Holdings as of July 31, 2026 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.3% OF NET ASSETS

Banks 8.3%
Bank of America Corp.	215,000	13,319,250
JPMorgan Chase & Co.	75,000	26,384,250
PNC Financial Services Group, Inc.	35,000	8,745,450
Truist Financial Corp.	130,000	6,739,200
		55,188,150

Capital Goods 9.8%
Caterpillar, Inc.	9,000	7,333,290
Fastenal Co.	124,000	5,916,040
General Dynamics Corp.	15,000	5,751,300
Illinois Tool Works, Inc.	18,500	5,308,575
Lockheed Martin Corp.	20,000	11,654,800
Parker-Hannifin Corp.	13,000	12,694,890
Rockwell Automation, Inc.	9,750	4,680,780
RTX Corp.	43,000	9,254,460
Watsco, Inc.	8,000	2,474,400
		65,068,535

Consumer Discretionary Distribution & Retail 4.4%
Genuine Parts Co.	35,000	4,352,950
Home Depot, Inc.	36,000	11,950,560
TJX Cos., Inc.	80,000	12,587,200
		28,890,710

Consumer Services 3.5%
Booking Holdings, Inc.	35,000	6,751,500
McDonald's Corp.	47,000	12,720,080
Service Corp. International	40,000	3,447,600
		22,919,180

Consumer Staples Distribution & Retail 2.6%
Walmart, Inc.	155,000	17,236,000

Energy 8.6%
Chevron Corp.	85,000	16,730,550
EOG Resources, Inc.	60,000	8,921,400
ExxonMobil Holdings Corp.	150,000	23,316,000
Kinder Morgan, Inc.	260,000	8,366,800
		57,334,750

Equity Real Estate Investment Trusts (REITs) 2.7%
AvalonBay Communities, Inc.	20,000	3,712,200
Lamar Advertising Co., Class A	40,000	6,398,400
Public Storage	25,000	8,104,250
		18,214,850

Financial Services 8.6%
Blackrock, Inc.	14,000	15,265,460
CME Group, Inc.	14,000	3,749,060
Fidelity National Information Services, Inc.	155,000	6,939,350
SECURITY	NUMBER OF SHARES	VALUE ($)
Morgan Stanley	113,000	23,777,460
Visa, Inc., Class A	19,000	6,956,470
		56,687,800

Food, Beverage & Tobacco 7.1%
Altria Group, Inc.	85,000	5,808,050
Coca-Cola Co.	245,000	21,459,550
Philip Morris International, Inc.	105,000	20,036,100
		47,303,700

Health Care Equipment & Services 4.9%
Abbott Laboratories	72,000	7,610,400
Becton Dickinson & Co.	31,000	5,134,220
CVS Health Corp.	50,000	5,221,500
Elevance Health, Inc.	20,000	7,516,800
Medtronic PLC	85,000	7,258,150
		32,741,070

Household & Personal Products 1.8%
Procter & Gamble Co.	82,000	11,848,180

Insurance 1.8%
Allstate Corp.	26,000	6,866,080
Cincinnati Financial Corp.	30,000	5,330,400
		12,196,480

Materials 0.6%
PPG Industries, Inc.	35,000	3,868,200

Media & Entertainment 3.1%
Alphabet, Inc., Class A	45,000	16,025,850
Meta Platforms, Inc., Class A	5,000	2,783,550
Omnicom Group, Inc.	20,000	1,574,000
		20,383,400

Pharmaceuticals, Biotechnology & Life Sciences 7.1%
AbbVie, Inc.	70,000	17,565,800
Johnson & Johnson	72,310	18,536,669
Merck & Co., Inc.	50,000	6,510,000
Pfizer, Inc.	170,000	4,251,700
		46,864,169

Semiconductors & Semiconductor Equipment 5.2%
Broadcom, Inc.	60,000	23,356,800
NVIDIA Corp.	15,000	3,011,250
Texas Instruments, Inc.	30,000	8,272,200
		34,640,250

Schwab Dividend Equity Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Software & Services 5.9%
Accenture PLC, Class A	30,000	4,977,600
International Business Machines Corp.	55,000	12,300,750
Microsoft Corp.	47,000	21,841,840
		39,120,190

Technology Hardware & Equipment 4.9%
Apple, Inc.	26,000	8,031,660
Cisco Systems, Inc.	150,000	17,398,500
Dell Technologies, Inc., Class C	9,000	3,648,330
NetApp, Inc.	20,000	3,570,000
		32,648,490

Telecommunication Services 2.9%
Comcast Corp., Class A	260,000	6,229,600
Verizon Communications, Inc.	275,000	12,872,750
		19,102,350

SECURITY	NUMBER OF SHARES	VALUE ($)
Transportation 0.9%
Union Pacific Corp.	20,000	5,842,600

Utilities 4.6%
Duke Energy Corp.	127,500	15,992,325
Eversource Energy	80,000	5,727,200
NextEra Energy, Inc.	100,000	8,692,000
		30,411,525
Total Common Stocks (Cost $392,022,528)		658,510,579
Total Investments in Securities (Cost $392,022,528)		658,510,579

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2026:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$658,510,579	$—	$—	$658,510,579
Total	$658,510,579	$—	$—	$658,510,579

[1]	As categorized in the Portfolio Holdings.

Schwab Capital Trust
Schwab Large-Cap Growth Fund

Portfolio Holdings as of July 31, 2026 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.8% OF NET ASSETS

Automobiles & Components 2.6%
Tesla, Inc. *	50,076	15,584,152

Banks 0.7%
Citigroup, Inc.	32,348	4,284,493

Capital Goods 7.2%
Caterpillar, Inc.	9,110	7,422,919
GE Vernova, Inc.	6,797	6,731,001
General Electric Co.	33,153	11,937,401
Howmet Aerospace, Inc.	11,170	3,152,844
Parker-Hannifin Corp.	3,213	3,137,591
Quanta Services, Inc.	8,644	5,768,660
Vertiv Holdings Co., Class A	21,251	5,133,604
		43,284,020

Consumer Discretionary Distribution & Retail 7.1%
Amazon.com, Inc. *	113,179	30,737,153
Home Depot, Inc.	18,915	6,279,024
TJX Cos., Inc.	36,157	5,688,942
		42,705,119

Consumer Services 1.7%
Booking Holdings, Inc.	16,430	3,169,347
Marriott International, Inc., Class A	12,822	4,780,426
Royal Caribbean Cruises Ltd.	6,321	2,011,975
		9,961,748

Consumer Staples Distribution & Retail 1.7%
Costco Wholesale Corp.	8,843	8,417,563
Walmart, Inc.	17,480	1,943,776
		10,361,339

Energy 0.4%
TechnipFMC PLC	32,388	2,320,924

Financial Services 4.7%
American Express Co.	18,405	6,188,681
Interactive Brokers Group, Inc., Class A	37,736	3,320,390
Mastercard, Inc., Class A	14,260	8,172,406
Visa, Inc., Class A	29,259	10,712,598
		28,394,075

Food, Beverage & Tobacco 0.6%
Coca-Cola Co.	40,650	3,560,533

Health Care Equipment & Services 0.5%
CVS Health Corp.	26,987	2,818,252

SECURITY	NUMBER OF SHARES	VALUE ($)
Media & Entertainment 13.4%
Alphabet, Inc., Class A	133,454	47,526,973
Meta Platforms, Inc., Class A	38,871	21,639,875
Netflix, Inc. *	93,209	6,684,017
Spotify Technology SA *	9,137	4,567,952
		80,418,817

Pharmaceuticals, Biotechnology & Life Sciences 5.2%
AbbVie, Inc.	29,201	7,327,699
Eli Lilly & Co.	20,541	23,598,322
		30,926,021

Semiconductors & Semiconductor Equipment 25.2%
Advanced Micro Devices, Inc. *	29,609	14,098,325
Broadcom, Inc.	82,306	32,040,080
KLA Corp.	43,396	7,933,657
Lam Research Corp.	39,699	11,632,601
Micron Technology, Inc.	20,062	16,511,628
NVIDIA Corp.	322,560	64,753,920
Texas Instruments, Inc.	13,210	3,642,525
		150,612,736

Software & Services 12.6%
Cadence Design Systems, Inc. *	18,873	6,417,198
Crowdstrike Holdings, Inc., Class A *	51,012	9,736,150
Microsoft Corp.	75,168	34,932,073
Palantir Technologies, Inc., Class A *	52,055	6,405,888
Palo Alto Networks, Inc. *	43,500	14,434,605
ServiceNow, Inc. *	29,555	3,287,403
		75,213,317

Technology Hardware & Equipment 15.4%
Amphenol Corp., Class A	64,479	10,361,775
Apple, Inc.	148,119	45,755,440
Arista Networks, Inc. *	57,793	10,422,968
Corning, Inc.	31,750	4,389,438
Dell Technologies, Inc., Class C	18,154	7,359,087
Lumentum Holdings, Inc. *	2,948	2,104,695
Motorola Solutions, Inc.	6,155	2,682,041
Sandisk Corp. *	4,867	5,912,578
Western Digital Corp.	5,748	3,131,740
		92,119,762

Telecommunication Services 0.2%
Space Exploration Technologies Corp., Class A *(a)	9,101	986,275

Transportation 0.6%
Uber Technologies, Inc. *	52,644	3,704,032
Total Common Stocks (Cost $249,361,575)		597,255,615

Schwab Large-Cap Growth Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.1% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.62% (b)(c)	989,438	989,438
Total Short-Term Investments (Cost $989,438)		989,438
Total Investments in Securities (Cost $250,351,013)		598,245,053

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	The rate shown is the annualized 7-day yield.
(c)	Security purchased with cash collateral received for securities on loan. Securities on loan were valued at $936,859.

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2026:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$597,255,615	$—	$—	$597,255,615
Short-Term Investments[1]	989,438	—	—	989,438
Total	$598,245,053	$—	$—	$598,245,053

[1]	As categorized in the Portfolio Holdings.

Schwab Capital Trust
Schwab Small-Cap Equity Fund

Portfolio Holdings as of July 31, 2026 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 97.5% OF NET ASSETS

Automobiles & Components 1.4%
Adient PLC *	182,575	3,841,378
Dana, Inc.	14,116	380,144
Garrett Motion, Inc.	62,188	1,937,156
Phinia, Inc.	9,734	716,325
Strattec Security Corp. *	17,272	1,518,036
Versigent PLC *	27,372	1,131,832
		9,524,871

Banks 10.1%
Ameris Bancorp	6,048	527,446
Associated Banc-Corp.	304,563	9,404,906
Axos Financial, Inc. *	93,175	9,448,877
BankUnited, Inc.	122,514	5,715,278
Customers Bancorp, Inc. *	66,466	5,229,545
Enterprise Financial Services Corp.	28,917	1,917,486
First Financial Corp.	74,187	5,975,763
Great Southern Bancorp, Inc.	81,740	6,564,540
Hancock Whitney Corp.	10,992	846,384
Hope Bancorp, Inc.	66,238	927,994
International Bancshares Corp.	96,459	7,382,972
OceanFirst Financial Corp.	17,636	340,551
Pathward Financial, Inc.	8,910	786,218
Red River Bancshares, Inc.	8,237	828,230
Texas Capital Bancshares, Inc.	20,246	2,001,317
UMB Financial Corp.	5,957	868,114
Valley National Bancorp	100,945	1,442,504
WaFd, Inc.	26,338	968,448
WSFS Financial Corp.	65,022	5,214,764
		66,391,337

Capital Goods 12.4%
AAR Corp. *	41,811	5,855,212
Allient, Inc.	29,487	2,578,933
Apogee Enterprises, Inc.	27,854	1,103,018
Applied Industrial Technologies, Inc.	4,602	1,588,656
Argan, Inc.	2,422	1,381,581
Astronics Corp. *	31,718	2,204,084
Astronics Corp., Class B *	6,102	421,160
Atkore, Inc.	51,037	3,723,660
Atmus Filtration Technologies, Inc.	76,485	3,948,921
Bloom Energy Corp., Class A *	3,693	760,056
Blue Bird Corp. *	29,115	2,165,865
CECO Environmental Corp. *	11,459	755,033
Comfort Systems USA, Inc.	1,699	2,938,743
Douglas Dynamics, Inc.	32,801	1,447,508
Ducommun, Inc. *	11,337	2,029,550
EnerSys	29,926	5,567,732
ESCO Technologies, Inc.	1,451	457,486
Federal Signal Corp.	14,971	1,870,626
Griffon Corp.	34,869	3,004,662
Helios Technologies, Inc.	11,592	903,133
Innovative Solutions & Support, Inc. *	40,996	749,817
Kennametal, Inc.	43,919	1,491,928
Legence Corp., Class A *	6,960	444,953
Leonardo DRS, Inc.	26,379	1,214,753
SECURITY	NUMBER OF SHARES	VALUE ($)
LSI Industries, Inc.	25,245	590,481
Mercury Systems, Inc. *	22,173	2,152,998
Modine Manufacturing Co. *	6,128	1,232,096
Moog, Inc., Class A	16,426	6,403,676
Mueller Water Products, Inc., Class A	52,079	1,314,474
MYR Group, Inc. *	6,572	2,189,922
Nextpower, Inc., Class A *	12,091	1,086,618
NWPX Infrastructure, Inc. *	1,707	210,098
Powell Industries, Inc.	5,088	1,061,764
Power Solutions International, Inc. *	23,072	637,018
Proto Labs, Inc. *	12,569	943,303
Resideo Technologies, Inc. *	17,933	615,102
SPX Technologies, Inc. *	3,053	670,500
Sterling Infrastructure, Inc. *	3,321	1,981,873
Tutor Perini Corp.	14,144	1,184,560
V2X, Inc. *	43,445	3,920,477
Vicor Corp. *	4,540	941,460
Watts Water Technologies, Inc., Class A	7,545	2,608,986
Xometry, Inc., Class A *	9,037	774,652
Zurn Elkay Water Solutions Corp., Class C	43,465	2,195,417
		81,322,545

Commercial & Professional Services 1.8%
Brink's Co.	8,263	978,752
Cimpress PLC *	9,153	903,401
Concentrix Corp.	22,675	557,805
ExlService Holdings, Inc. *	20,242	686,811
IBEX Holdings Ltd. *	122,313	4,322,541
Legalzoom.com, Inc. *	106,076	834,818
Maximus, Inc.	12,463	750,896
TriNet Group, Inc.	23,153	1,524,162
Verra Mobility Corp., Class A *	201,357	1,065,179
		11,624,365

Consumer Discretionary Distribution & Retail 1.5%
Designer Brands, Inc., Class A	76,484	461,963
Kohl's Corp.	65,421	1,252,158
RealReal, Inc. *	88,594	1,071,101
Revolve Group, Inc. *	28,309	710,839
Sally Beauty Holdings, Inc. *	201,481	3,016,171
Signet Jewelers Ltd.	20,465	1,901,199
Victoria's Secret & Co. *	20,127	1,784,862
		10,198,293

Consumer Durables & Apparel 1.9%
Callaway Golf Co. *	25,430	469,438
Cavco Industries, Inc. *	1,573	860,478
Champion Homes, Inc. *	26,327	2,095,892
Installed Building Products, Inc.	14,735	3,285,021
Peloton Interactive, Inc., Class A *	232,929	1,488,416
Polaris, Inc.	23,646	1,586,174
Sonos, Inc. *	198,478	2,909,688
		12,695,107

Consumer Services 4.2%
Accel Entertainment, Inc., Class A *	214,168	2,574,299
American Public Education, Inc. *	26,845	1,302,251

Schwab Small-Cap Equity Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
BJ's Restaurants, Inc. *	24,026	1,624,398
Brinker International, Inc. *	21,966	4,694,134
Cheesecake Factory, Inc.	28,675	2,908,219
Covista, Inc. *	2,146	267,928
El Pollo Loco Holdings, Inc. *	75,392	1,240,952
Frontdoor, Inc. *	32,939	2,392,360
Hilton Grand Vacations, Inc. *	44,893	2,071,363
Marriott Vacations Worldwide Corp.	5,924	577,649
Monarch Casino & Resort, Inc.	37,259	4,573,542
Navan, Inc., Class A *	32,641	868,904
Penn Entertainment, Inc. *	27,512	564,821
Rush Street Interactive, Inc. *	27,000	726,570
Super Group SGHC Ltd.	66,698	933,772
		27,321,162

Consumer Staples Distribution & Retail 0.5%
Ingles Markets, Inc., Class A	5,587	502,886
United Natural Foods, Inc. *	54,083	2,749,039
		3,251,925

Energy 5.7%
California Resources Corp.	42,760	2,250,031
CNX Resources Corp. *	11,890	425,662
CVR Energy, Inc.	39,542	1,408,486
Delek U.S. Holdings, Inc.	50,386	3,419,698
Forum Energy Technologies, Inc. *	35,499	2,224,722
Gulfport Energy Corp. *	13,025	2,101,844
Helix Energy Solutions Group, Inc. *	172,085	1,636,528
Helmerich & Payne, Inc.	66,960	2,314,807
Murphy Oil Corp.	121,071	4,811,362
National Energy Services Reunited Corp. *	16,111	434,353
Northern Oil & Gas, Inc.	35,879	758,841
Oil States International, Inc. *	232,450	1,885,170
Par Pacific Holdings, Inc. *	32,464	2,792,878
Patterson-UTI Energy, Inc.	74,326	778,936
PBF Energy, Inc., Class A	45,743	3,306,304
ProFrac Holding Corp., Class A *	245,388	991,368
Ranger Energy Services, Inc., Class A	56,689	909,858
Scorpio Tankers, Inc.	26,740	2,081,976
Teekay Corp. Ltd.	79,984	931,814
Transocean Ltd. *	190,931	1,015,753
W&T Offshore, Inc.	94,193	338,153
World Kinect Corp.	9,654	384,808
		37,203,352

Equity Real Estate Investment Trusts (REITs) 6.5%
American Assets Trust, Inc.	124,994	2,948,609
CBL & Associates Properties, Inc.	117,917	6,922,907
COPT Defense Properties	57,461	2,181,220
CTO Realty Growth, Inc.	149,585	3,286,382
DiamondRock Hospitality Co.	144,006	1,906,639
Innovative Industrial Properties, Inc.	45,467	2,673,914
Outfront Media, Inc.	202,795	6,463,077
Pebblebrook Hotel Trust	284,666	5,437,121
Piedmont Realty Trust, Inc., Class A *	357,657	3,465,696
Xenia Hotels & Resorts, Inc.	348,378	7,169,619
		42,455,184

Financial Services 7.4%
Artisan Partners Asset Management, Inc., Class A	62,234	2,442,062
Atlanticus Holdings Corp. *	23,007	2,427,009
BGC Group, Inc., Class A	311,156	3,584,517
Bread Financial Holdings, Inc.	64,417	6,961,545
Donnelley Financial Solutions, Inc. *	65,491	3,097,724
SECURITY	NUMBER OF SHARES	VALUE ($)
Enova International, Inc. *	25,031	6,361,378
Essent Group Ltd.	66,955	4,416,352
EVERTEC, Inc.	75,851	2,308,905
Jackson Financial, Inc., Class A	7,707	942,412
Marex Group Ltd.	30,126	1,955,780
NMI Holdings, Inc., Class A *	82,356	3,648,371
Pagseguro Digital Ltd., Class A	179,844	1,733,696
PROG Holdings, Inc.	22,686	998,638
Radian Group, Inc.	18,670	727,943
Regional Management Corp.	20,875	673,636
StoneX Group, Inc. *	21,717	1,662,871
Victory Capital Holdings, Inc., Class A	11,145	1,103,689
Virtus Investment Partners, Inc.	15,755	2,510,559
World Acceptance Corp. *	7,468	1,342,821
		48,899,908

Food, Beverage & Tobacco 0.3%
Vita Coco Co., Inc. *	30,669	2,022,314

Health Care Equipment & Services 4.4%
agilon health, Inc. *	2,563	234,796
AMN Healthcare Services, Inc. *	38,084	1,280,765
AngioDynamics, Inc. *	34,907	516,275
BrightSpring Health Services, Inc. *	56,720	3,386,751
Concentra Group Holdings Parent, Inc.	27,211	861,228
Enovis Corp. *	29,701	865,784
Glaukos Corp. *	10,290	1,715,549
Haemonetics Corp. *	10,778	921,950
HealthEquity, Inc. *	31,642	3,183,502
HealthStream, Inc.	40,085	1,123,983
IRhythm Holdings, Inc. *	5,160	604,597
LivaNova PLC *	38,432	3,079,940
Merit Medical Systems, Inc. *	33,259	2,827,348
Novocure Ltd. *	28,953	429,663
OmniAb, Inc., Class A *(a)	5,508	0
OmniAb, Inc., Class B *(a)	5,508	0
Progyny, Inc. *	68,740	2,139,876
Tactile Systems Technology, Inc. *	87,523	2,465,523
Teladoc Health, Inc. *	193,482	1,298,264
Tenet Healthcare Corp. *	2,824	719,499
Varex Imaging Corp. *	100,299	1,122,346
		28,777,639

Household & Personal Products 0.4%
Herbalife Ltd. *	208,491	2,589,458

Insurance 1.0%
CNO Financial Group, Inc.	52,433	2,888,534
Pelagos Insurance Capital Ltd.	74,137	1,874,925
Slide Insurance Holdings, Inc. *	26,564	530,483
Universal Insurance Holdings, Inc.	35,935	1,570,719
		6,864,661

Materials 3.8%
Ashland, Inc.	14,743	1,070,489
Century Aluminum Co. *	19,775	885,327
Chemours Co.	93,090	1,546,225
Coeur Mining, Inc.	38,141	568,682
Commercial Metals Co.	51,148	3,514,890
Compass Minerals International, Inc. *	41,475	1,216,876
Constellium SE, Class A *	131,968	3,666,071
HB Fuller Co.	26,556	1,468,547
Hecla Mining Co.	70,340	993,201
Kaiser Aluminum Corp.	3,576	571,016

Schwab Small-Cap Equity Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Koppers Holdings, Inc.	22,883	1,121,725
Materion Corp.	3,187	671,947
Mativ Holdings, Inc.	178,260	1,556,210
Minerals Technologies, Inc.	10,159	774,522
Myers Industries, Inc.	20,092	686,343
Novagold Resources, Inc. *	92,535	539,479
O-I Glass, Inc. *	125,656	898,440
Quaker Chemical Corp.	2,929	470,163
SSR Mining, Inc. *	77,809	1,993,467
Warrior Met Coal, Inc.	13,481	1,070,526
		25,284,146

Media & Entertainment 1.2%
AMC Global Media, Inc., Class A *	49,292	552,071
Cargurus, Inc. *	31,488	1,141,125
IMAX Corp. *	11,606	555,231
John Wiley & Sons, Inc., Class A	30,420	1,587,924
Madison Square Garden Entertainment Corp., Class A *	16,220	1,253,157
Stagwell, Inc., Class A *	138,906	1,173,756
Stubhub Holdings, Inc., Class A *	87,070	734,871
ZoomInfo Technologies, Inc., Class A *	324,614	1,071,226
		8,069,361

Pharmaceuticals, Biotechnology & Life Sciences 15.5%
10X Genomics, Inc., Class A *	35,690	1,687,066
Adaptive Biotechnologies Corp. *	59,058	1,332,939
Agios Pharmaceuticals, Inc. *	17,298	519,286
Alkermes PLC *	51,711	2,533,322
Amneal Pharmaceuticals, Inc. *	160,931	2,948,256
AnaptysBio, Inc. *	18,739	999,913
ANI Pharmaceuticals, Inc. *	35,936	2,847,569
Arcus Biosciences, Inc. *	77,892	2,195,775
Arcutis Biotherapeutics, Inc. *	111,228	2,987,584
Ardelyx, Inc. *	257,774	1,275,981
Arrowhead Pharmaceuticals, Inc. *	13,006	1,100,958
Aurinia Pharmaceuticals, Inc. *	113,136	1,683,464
Axsome Therapeutics, Inc. *	6,311	1,375,735
Beam Therapeutics, Inc. *	75,850	1,935,692
BioCryst Pharmaceuticals, Inc. *	208,328	1,870,785
Bridgebio Pharma, Inc. *	45,696	3,659,793
C4 Therapeutics, Inc. *	215,096	748,534
CareDx, Inc. *	86,362	3,774,883
Cogent Biosciences, Inc. *	20,250	788,333
Collegium Pharmaceutical, Inc. *	55,392	1,960,323
Dianthus Therapeutics, Inc. *	11,468	1,226,159
Emergent BioSolutions, Inc. *	105,235	759,797
Enanta Pharmaceuticals, Inc. *	76,714	966,596
Erasca, Inc. *	45,513	826,061
First Tracks Biotherapeutics, Inc. *	28,485	1,254,479
Fortrea Holdings, Inc. *	63,024	1,208,170
GRAIL, Inc. *	8,432	578,098
Harmony Biosciences Holdings, Inc. *	46,531	1,639,752
Indivior Pharmaceuticals, Inc. *	117,152	4,687,252
Intellia Therapeutics, Inc. *	126,571	1,351,778
Kiniksa Pharmaceuticals International PLC *	23,745	1,765,203
Kodiak Sciences, Inc. *	15,531	645,779
Krystal Biotech, Inc. *	6,381	2,176,687
Ligand Pharmaceuticals, Inc. *	2,087	600,096
Liquidia Corp. *	10,293	865,744
Madrigal Pharmaceuticals, Inc. *	3,186	1,488,882
Medpace Holdings, Inc. *	1,894	1,093,046
Mesa Laboratories, Inc.	4,588	462,516
MiMedx Group, Inc. *	438,707	1,811,860
Mirum Pharmaceuticals, Inc. *	36,305	3,846,515
Myriad Genetics, Inc. *	408,752	1,169,031
Organogenesis Holdings, Inc., Class A *	341,648	809,706
SECURITY	NUMBER OF SHARES	VALUE ($)
Oruka Therapeutics, Inc. *	8,672	836,935
Pacira BioSciences, Inc. *	89,675	2,368,317
Phibro Animal Health Corp., Class A	64,996	2,361,305
Praxis Precision Medicines, Inc. *	2,548	784,351
PTC Therapeutics, Inc. *	13,086	889,979
Relay Therapeutics, Inc. *	63,798	1,201,316
Rhythm Pharmaceuticals, Inc. *	20,260	2,010,805
Spyre Therapeutics, Inc. *	13,994	1,376,030
Supernus Pharmaceuticals, Inc. *	45,061	2,011,072
Sutro Biopharma, Inc. *	28,234	682,416
Syndax Pharmaceuticals, Inc. *	78,239	1,490,453
TG Therapeutics, Inc. *	23,081	1,200,904
Travere Therapeutics, Inc. *	48,336	2,701,499
Twist Bioscience Corp. *	29,847	2,732,493
Ultragenyx Pharmaceutical, Inc. *	25,242	628,778
UroGen Pharma Ltd. *	23,370	893,669
Vanda Pharmaceuticals, Inc. *	163,407	833,376
Veracyte, Inc. *	72,792	3,371,725
Vericel Corp. *	37,860	1,740,046
Vir Biotechnology, Inc. *	128,943	1,116,646
Xenon Pharmaceuticals, Inc. *	11,169	699,961
Zymeworks, Inc. *	25,477	558,965
		101,950,439

Real Estate Management & Development 0.2%
Newmark Group, Inc., Class A	68,890	1,033,006

Semiconductors & Semiconductor Equipment 3.2%
ACM Research, Inc., Class A *	12,329	967,457
Aehr Test Systems *	9,818	785,244
Ambarella, Inc. *	23,142	1,990,212
Axcelis Technologies, Inc. *	20,188	2,632,111
Credo Technology Group Holding Ltd. *	2,238	463,244
Diodes, Inc. *	20,086	1,653,480
FormFactor, Inc. *	16,735	1,777,257
Impinj, Inc. *	4,417	668,557
PDF Solutions, Inc. *	19,246	887,048
Penguin Solutions, Inc. *	28,567	1,503,481
Photronics, Inc. *	98,132	2,972,418
Rigetti Computing, Inc. *	54,413	813,474
Semtech Corp. *	13,618	1,604,473
SiTime Corp. *	1,724	922,685
Ultra Clean Holdings, Inc. *	14,188	1,182,002
		20,823,143

Software & Services 6.4%
8x8, Inc. *	264,099	501,788
Adeia, Inc.	23,060	614,549
Alarm.com Holdings, Inc. *	62,012	3,395,157
Appian Corp., Class A *	23,271	627,386
Asana, Inc., Class A *	201,498	1,676,463
Blackbaud, Inc. *	96,802	4,143,126
BlackLine, Inc. *	27,431	861,333
Box, Inc., Class A *	105,058	3,314,580
Clear Secure, Inc., Class A	5,283	291,833
Commvault Systems, Inc. *	9,612	1,132,294
Consensus Cloud Solutions, Inc. *	30,115	1,096,186
D-Wave Quantum, Inc. *	48,146	870,480
DXC Technology Co. *	79,916	898,256
eGain Corp. *	67,803	462,416
Everforth, Inc. *	24,626	700,363
Intapp, Inc. *	16,517	539,941
JFrog Ltd. *	19,778	1,578,087
Ooma, Inc. *	59,669	1,297,801
Progress Software Corp. *	57,292	2,325,482
Qualys, Inc. *	26,450	3,828,638

Schwab Small-Cap Equity Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Red Violet, Inc. *	20,210	1,402,170
RingCentral, Inc., Class A	48,733	2,710,529
Sprout Social, Inc., Class A *	91,752	787,232
Tenable Holdings, Inc. *	83,625	2,729,520
Teradata Corp. *	134,757	4,176,119
		41,961,729

Technology Hardware & Equipment 4.8%
ADTRAN Holdings, Inc. *	107,683	916,382
Advanced Energy Industries, Inc.	7,843	2,270,705
Arlo Technologies, Inc. *	97,498	1,435,171
Bel Fuse, Inc., Class A	2,872	640,829
Belden, Inc.	23,727	2,943,334
Calix, Inc. *	23,076	828,428
Crane NXT Co.	10,095	524,435
Diebold Nixdorf, Inc. *	8,642	635,965
Extreme Networks, Inc. *	107,623	3,243,757
Fabrinet *	2,295	999,266
Insight Enterprises, Inc. *	6,341	817,545
IonQ, Inc. *	30,727	1,119,692
Itron, Inc. *	18,843	1,877,893
Knowles Corp. *	17,945	656,608
Napco Security Technologies, Inc.	60,354	2,237,926
nLight, Inc. *	26,585	1,829,048
Novanta, Inc. *	7,280	1,037,764
OSI Systems, Inc. *	5,063	1,120,898
Plexus Corp. *	4,159	1,045,323
Sanmina Corp. *	9,251	1,716,616
TTM Technologies, Inc. *	3,949	455,873
Viasat, Inc. *	22,092	1,699,538
Vishay Intertechnology, Inc.	46,219	1,581,614
		31,634,610

Telecommunication Services 0.4%
IDT Corp., Class B	12,188	802,702
Lumen Technologies, Inc. *	245,043	1,563,374
		2,366,076

SECURITY	NUMBER OF SHARES	VALUE ($)
Transportation 1.0%
ArcBest Corp.	4,409	636,439
Costamare Bulkers Holdings Ltd. *	35,459	693,578
Matson, Inc.	20,109	4,073,882
SkyWest, Inc. *	14,054	1,503,357
		6,907,256

Utilities 1.5%
Hallador Energy Co. *	67,963	966,434
Hawaiian Electric Industries, Inc. *	50,548	653,080
New Jersey Resources Corp.	73,383	4,248,142
Ormat Technologies, Inc.	3,749	365,827
Portland General Electric Co.	67,390	3,324,349
		9,557,832
Total Common Stocks (Cost $495,296,795)		640,729,719
Total Investments in Securities (Cost $495,296,795)		640,729,719

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
Russell 2000 Index, e-mini, expires 09/18/26	110	16,159,000	(207,408)

*	Non-income producing security.
(a)	Fair valued using significant unobservable inputs.

Below is a summary of the fund’s transactions with affiliated issuers and companies which are or were affiliates during the period ended July 31, 2026. An affiliated company is a company in which the investment adviser has or had an ownership of at least 5% of the voting securities of a security issue during the report period. A dash in the Value at October 31, 2025, and/or Value and Balance of Shares Held at July 31, 2026, columns means either the issuer was not held or not held as an affiliate on the stated date.
SECURITY	VALUE AT 10/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/26	BALANCE OF SHARES HELD AT 7/31/26	DIVIDENDS RECEIVED
COMMON STOCKS 0.0% OF NET ASSETS

Household & Personal Products 0.0%
Nu Skin Enterprises, Inc., Class A	$—	$—	($284,127 )	($20,668 )	($1,358 )	$—	—	$1,714

Media & Entertainment 0.0%
AMC Global Media, Inc., Class A *	—	—	(918,901)	230,169	30,610	—	—	—
Gray Media, Inc.	—	255,780	(1,204,115)	(130,645)	192,501	—	—	28,599
						—
Total	$—	$255,780	($2,407,143 )	$78,856	$221,753	$—		$30,313

*	Non-income producing security.

Schwab Small-Cap Equity Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2026:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks [1]	$611,952,080	$—	$—	$611,952,080
Health Care Equipment & Services	28,777,639	—	0 *	28,777,639
Liabilities
Futures Contracts [2]	(207,408)	—	—	(207,408)
Total	$640,522,311	$—	$0	$640,522,311

*	Level 3 amount shown includes securities determined to have no value.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Capital Trust
Schwab Health Care Fund

Portfolio Holdings as of July 31, 2026 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.0% OF NET ASSETS

Canada 0.2%
Aurinia Pharmaceuticals, Inc. *	75,100	1,117,488

China 0.1%
Consun Pharmaceutical Group Ltd.	193,000	337,347

Denmark 0.7%
Ascendis Pharma AS *	9,761	2,380,805
Novo Nordisk AS, Class B	45,699	2,161,635
		4,542,440

France 2.6%
Ipsen SA	44,466	8,591,962
Sanofi SA	97,498	8,395,714
		16,987,676

Ireland 1.2%
Jazz Pharmaceuticals PLC *	29,378	7,428,521

Japan 2.3%
Asahi Intecc Co. Ltd.	90,900	2,050,808
Astellas Pharma, Inc.	555,400	7,628,309
Chugai Pharmaceutical Co. Ltd.	28,000	1,214,958
Hoya Corp.	24,000	3,670,006
Medipal Holdings Corp.	17,900	322,316
		14,886,397

Netherlands 0.7%
Koninklijke Philips NV	174,278	4,591,849

New Zealand 0.1%
Fisher & Paykel Healthcare Corp. Ltd., Class C	40,000	956,672

Republic of Korea 0.1%
Hugel, Inc. *	3,776	608,979

Sweden 0.3%
Ambea AB	94,458	1,431,787
Attendo AB	25,000	287,546
Elekta AB, B Shares	49,962	254,176
		1,973,509

Switzerland 5.2%
Novartis AG	120,049	18,774,674
Roche Holding AG	33,618	14,694,171
		33,468,845

SECURITY	NUMBER OF SHARES	VALUE ($)
Taiwan 0.2%
Pegavision Corp. *	120,000	1,193,920

United Kingdom 3.4%
AstraZeneca PLC	42,820	7,284,123
GSK PLC	427,052	11,104,572
Hikma Pharmaceuticals PLC	30,760	656,660
Smith & Nephew PLC	168,675	2,638,577
		21,683,932

United States 81.9%
Abbott Laboratories	97,408	10,296,026
AbbVie, Inc.	148,742	37,325,318
Agilent Technologies, Inc.	27,455	3,798,948
Align Technology, Inc. *	13,600	2,300,576
Amgen, Inc.	43,091	16,596,930
Amneal Pharmaceuticals, Inc. *	50,864	931,829
AnaptysBio, Inc. *	11,939	637,065
ANI Pharmaceuticals, Inc. *	43,420	3,440,601
Axsome Therapeutics, Inc. *	12,357	2,693,702
Becton Dickinson & Co.	48,036	7,955,722
BioCryst Pharmaceuticals, Inc. *	175,900	1,579,582
Biogen, Inc. *	5,732	1,163,309
BioMarin Pharmaceutical, Inc. *	49,405	2,965,288
Boston Scientific Corp. *	220,408	10,299,666
BrightSpring Health Services, Inc. *	79,281	4,733,869
Bristol-Myers Squibb Co.	240,303	15,694,189
Cardinal Health, Inc.	28,069	6,456,712
Cigna Group	34,774	9,703,685
CVS Health Corp.	58,631	6,122,835
Danaher Corp.	48,332	9,423,773
Dexcom, Inc. *	9,200	767,740
Elevance Health, Inc.	24,845	9,337,745
Eli Lilly & Co.	77,841	89,426,854
Exelixis, Inc. *	111,637	5,920,110
GE HealthCare Technologies, Inc.	2,800	190,456
Gilead Sciences, Inc.	159,968	20,829,433
Halozyme Therapeutics, Inc. *	8,998	742,695
HCA Healthcare, Inc.	12,961	5,217,969
HealthEquity, Inc. *	62,072	6,245,064
IDEXX Laboratories, Inc. *	10,363	5,793,642
Incyte Corp. *	73,854	8,827,030
Innoviva, Inc. *	131,747	2,762,735
Intuitive Surgical, Inc. *	7,152	2,527,016
IQVIA Holdings, Inc. *	27,860	6,547,657
Johnson & Johnson	173,926	44,585,930
Krystal Biotech, Inc. *	3,714	1,266,920
Liquidia Corp. *	8,240	693,066
McKesson Corp.	8,050	6,892,330
Medtronic PLC	172,333	14,715,515
Merck & Co., Inc.	245,830	32,007,066
Mirum Pharmaceuticals, Inc. *	2,435	257,988
Natera, Inc. *	9,725	2,603,966
Neurocrine Biosciences, Inc. *	26,394	4,402,519
Regeneron Pharmaceuticals, Inc.	6,059	4,620,775
ResMed, Inc.	25,092	5,293,910
STERIS PLC	28,872	6,594,365
Stryker Corp.	41,586	13,544,560

Schwab Health Care Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Thermo Fisher Scientific, Inc.	24,108	13,845,224
Travere Therapeutics, Inc. *	22,405	1,252,216
United Therapeutics Corp. *	11,322	5,861,513
UnitedHealth Group, Inc.	73,427	30,428,149
Universal Health Services, Inc., Class B	8,100	1,364,364
Veracyte, Inc. *	87,202	4,039,197
Vertex Pharmaceuticals, Inc. *	25,379	12,108,321
Xeris Biopharma Holdings, Inc. *	51,241	414,027
		526,047,692
Total Common Stocks (Cost $366,568,930)		635,825,267
Total Investments in Securities (Cost $366,568,930)		635,825,267

*	Non-income producing security.

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2026:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$534,593,701	$—	$—	$534,593,701
China	—	337,347	—	337,347
Denmark	2,380,805	2,161,635	—	4,542,440
France	—	16,987,676	—	16,987,676
Japan	—	14,886,397	—	14,886,397
Netherlands	—	4,591,849	—	4,591,849
New Zealand	—	956,672	—	956,672
Republic of Korea	—	608,979	—	608,979
Sweden	—	1,973,509	—	1,973,509
Switzerland	—	33,468,845	—	33,468,845
Taiwan	—	1,193,920	—	1,193,920
United Kingdom	—	21,683,932	—	21,683,932
Total	$536,974,506	$98,850,761	$—	$635,825,267

[1]	As categorized in the Portfolio Holdings.

Schwab Capital Trust
Schwab International Core Equity Fund

Portfolio Holdings as of July 31, 2026 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 98.7% OF NET ASSETS

Australia 4.6%
Aristocrat Leisure Ltd.	117,985	5,302,841
BHP Group Ltd.	242,566	10,224,292
Commonwealth Bank of Australia	39,338	4,917,439
Evolution Mining Ltd.	335,872	2,663,239
Fortescue Ltd.	227,600	2,953,395
Perseus Mining Ltd.	1,585,124	5,426,310
QBE Insurance Group Ltd.	131	2,272
Ramelius Resources Ltd.	707,740	1,522,089
Telstra Group Ltd.	3,328,343	11,750,291
		44,762,168

Belgium 0.4%
Umicore SA	137,122	3,422,547

Canada 2.5%
Cenovus Energy, Inc.	133,000	4,010,351
IAMGOLD Corp. *	79,800	1,129,387
OceanaGold Corp.	53,000	1,277,883
Suncor Energy, Inc.	140,100	9,408,292
Toronto-Dominion Bank	71,900	8,618,665
		24,444,578

China 2.9%
Aluminum Corp. of China Ltd., H Shares	820,000	892,890
China Life Insurance Co. Ltd., H Shares	859,000	3,198,006
China Resources Land Ltd.	1,207,000	5,106,354
NetEase, Inc.	378,100	10,059,809
New China Life Insurance Co. Ltd., H Shares	550,400	3,393,949
PetroChina Co. Ltd., H Shares	5,000	6,362
SITC International Holdings Co. Ltd.	1,103,000	5,561,100
		28,218,470

Denmark 1.6%
Danske Bank AS	172,919	9,951,430
ISS AS	54,758	2,426,947
Pandora AS	23,446	2,936,108
		15,314,485

Finland 2.2%
Konecranes OYJ	143,730	4,483,767
Nordea Bank Abp	467,547	9,443,374
Wartsila OYJ Abp	216,880	7,354,895
		21,282,036

France 7.8%
AXA SA	67,991	3,523,947
BNP Paribas SA	144,115	18,312,491
Christian Dior SE	4,321	2,165,306
Credit Agricole SA	279,409	6,243,521
Ipsen SA	67,349	13,013,539
SECURITY	NUMBER OF SHARES	VALUE ($)
Safran SA	209	82,133
Sanofi SA	91,682	7,894,889
Schneider Electric SE	11,900	3,998,225
Societe Generale SA	145,952	13,718,998
Thales SA	4,514	1,285,048
TotalEnergies SE	1,909	168,298
Veolia Environnement SA	141,463	5,629,287
		76,035,682

Germany 7.8%
Allianz SE	14,249	7,097,454
Continental AG	79,713	6,629,192
Deutsche Bank AG	74,879	2,755,995
Deutsche Post AG	30,136	2,013,138
Deutsche Telekom AG	489,598	15,109,471
Heidelberg Materials AG	13,374	2,489,769
Infineon Technologies AG	46,332	3,324,948
IONOS Group SE *	17,983	655,543
Mercedes-Benz Group AG	105,688	5,714,461
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	13,118	7,879,976
Siemens AG	18,887	6,188,257
Siemens Energy AG	68,399	11,685,488
Talanx AG	28,110	3,736,228
		75,279,920

Greece 1.4%
Hellenic Telecommunications Organization SA	573,241	13,229,906

Hong Kong 0.7%
Sun Hung Kai Properties Ltd.	356,000	5,587,367
WH Group Ltd.	581,500	625,675
Wharf Real Estate Investment Co. Ltd.	253,000	855,642
		7,068,684

Indonesia 0.4%
Jardine Matheson Holdings Ltd.	63,600	4,223,989

Ireland 0.2%
AerCap Holdings NV	15,300	2,308,770

Israel 0.1%
Elbit Systems Ltd.	1,321	1,067,147

Italy 2.9%
Banca Mediolanum SpA	273,843	7,337,609
Enel SpA	938,682	10,600,910
UniCredit SpA	104,762	9,880,296
		27,818,815

Schwab International Core Equity Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Japan 20.4%
Asahi Intecc Co. Ltd.	192,600	4,345,276
Asics Corp.	108,700	3,204,957
Astellas Pharma, Inc.	1,214,600	16,682,292
Central Japan Railway Co.	372,000	9,257,160
Fast Retailing Co. Ltd.	9,400	4,602,891
Fujikura Ltd.	33,000	837,419
Hachijuni Nagano Bank Ltd.	162,000	2,517,161
Hitachi Construction Machinery Co. Ltd.	167,400	5,579,489
Hitachi Ltd.	315,000	10,322,719
Hoya Corp.	69,103	10,567,018
Inpex Corp.	477,372	11,002,788
Japan Airlines Co. Ltd.	470,900	8,685,533
Japan Post Holdings Co. Ltd.	530,500	7,848,408
Japan Post Insurance Co. Ltd.	310,900	3,423,351
Japan Tobacco, Inc.	100,600	4,485,440
Kandenko Co. Ltd.	33,000	1,097,647
KDDI Corp.	286,500	5,278,394
Kirin Holdings Co. Ltd.	155,000	2,867,461
Lasertec Corp.	5,200	1,194,607
Mitsubishi Corp.	109,700	3,279,237
Mitsubishi Electric Corp.	16,000	576,369
Mitsubishi Heavy Industries Ltd.	146,000	3,410,900
Mitsubishi UFJ Financial Group, Inc.	913,819	20,411,516
Murata Manufacturing Co. Ltd.	88,100	4,014,216
Ono Pharmaceutical Co. Ltd.	47,600	711,382
ORIX Corp.	281,500	11,361,152
Otsuka Holdings Co. Ltd.	19,900	1,379,854
Recruit Holdings Co. Ltd.	87,000	6,880,031
Sanrio Co. Ltd.	31,500	251,933
SCREEN Holdings Co. Ltd.	2,000	152,569
Sony Group Corp.	326,600	7,632,271
Sumitomo Electric Industries Ltd.	191,800	2,538,490
Sumitomo Mitsui Financial Group, Inc.	172,500	7,412,136
Tokyo Century Corp.	468,300	7,652,540
Tokyo Electron Ltd.	12,900	4,312,948
USS Co. Ltd.	157,580	1,990,058
		197,767,613

Netherlands 7.3%
ABN AMRO Bank NV, GDR	40,398	1,827,505
ASM International NV	5,007	4,637,227
ASML Holding NV	26,187	43,154,733
ING Groep NV, Series N	69,545	2,443,919
Koninklijke Ahold Delhaize NV	241,147	9,554,781
SBM Offshore NV	118,087	4,410,065
Wolters Kluwer NV	58,532	4,595,265
		70,623,495

Norway 0.8%
Yara International ASA	169,479	7,994,630

Republic of Korea 2.2%
Samsung Electronics Co. Ltd.	68,811	11,976,884
SK Hynix, Inc.	8,620	9,789,346
		21,766,230

Singapore 0.7%
Oversea-Chinese Banking Corp. Ltd.	91,000	2,066,903
Yangzijiang Shipbuilding Holdings Ltd.	1,557,800	4,755,206
		6,822,109

SECURITY	NUMBER OF SHARES	VALUE ($)
South Africa 0.2%
Gold Fields Ltd.	46,222	1,492,644

Spain 5.8%
Aena SME SA	164,697	5,077,254
Banco Santander SA	1,306,219	18,577,397
Industria de Diseno Textil SA	113,550	7,410,682
International Consolidated Airlines Group SA	2,223,629	13,034,721
Naturgy Energy Group SA (a)	366,579	12,229,022
		56,329,076

Sweden 2.2%
Atlas Copco AB, A Shares	583,717	12,333,834
Boliden AB	30,005	1,509,779
Svenska Handelsbanken AB, A Shares	101,000	1,544,346
Telefonaktiebolaget LM Ericsson, B Shares	588,727	5,791,122
		21,179,081

Switzerland 9.3%
ABB Ltd.	162,087	15,991,325
Galderma Group AG *	8,521	1,854,266
Logitech International SA	32,623	3,331,796
Nestle SA	253,242	25,311,785
Novartis AG	141,823	22,179,948
Roche Holding AG	40,103	17,528,716
Schindler Holding AG, Participation Certificates	12,659	3,984,800
		90,182,636

Taiwan 2.3%
Asia Vital Components Co. Ltd.	40,000	2,813,113
King Slide Works Co. Ltd.	12,000	2,875,457
Taiwan Semiconductor Manufacturing Co. Ltd.	228,000	16,864,074
		22,552,644

United Kingdom 12.0%
AstraZeneca PLC	16,978	2,888,133
Barclays PLC	1,074,346	7,384,558
British American Tobacco PLC	97,309	5,902,855
Centrica PLC	557,140	1,163,873
Fresnillo PLC	109,846	3,700,264
Games Workshop Group PLC	29,282	7,548,370
GSK PLC	458,149	11,913,182
Howden Joinery Group PLC	45,863	488,697
HSBC Holdings PLC	822,079	17,506,426
IMI PLC	91,214	3,624,710
Imperial Brands PLC	290,245	11,015,048
NatWest Group PLC	170,768	1,610,792
Prudential PLC	186,782	2,807,062
Rio Tinto PLC	30,996	3,011,870
Rolls-Royce Holdings PLC	842,118	16,799,969
Shell PLC	412,231	18,868,510
		116,234,319
Total Common Stocks (Cost $715,843,400)		957,421,674

Schwab International Core Equity Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 2.2% OF NET ASSETS

Money Market Funds 2.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.62% (b)	9,893,787	9,893,787
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.62% (b)(c)	11,934,000	11,934,000
		21,827,787
Total Short-Term Investments (Cost $21,827,787)		21,827,787
Total Investments in Securities (Cost $737,671,187)		979,249,461

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	The rate shown is the annualized 7-day yield.
(c)	Security purchased with cash collateral received for securities on loan. Securities on loan were valued at $11,342,350.

GDR —	Global Depositary Receipt

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2026:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$—	$546,042,899	$—	$546,042,899
Canada	24,444,578	—	—	24,444,578
Ireland	2,308,770	—	—	2,308,770
Japan	251,933	197,515,680	—	197,767,613
Netherlands	9,554,781	61,068,714	—	70,623,495
United Kingdom	1,163,873	115,070,446	—	116,234,319
Short-Term Investments[1]	21,827,787	—	—	21,827,787
Total	$59,551,722	$919,697,739	$—	$979,249,461

[1]	As categorized in the Portfolio Holdings.

Schwab Active Equity Funds
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board of Trustees has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board of Trustees oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in each fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
● Foreign equity security fair valuation: The Valuation Designee has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the valuation of a fund’s holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the Valuation Designee seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the net asset value of a fund’s shares and seeks to help ensure that the prices at which a fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of a fund and that of its comparative index or benchmark.
● Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
● Mutual funds: Mutual funds are valued at their respective net asset values.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds and futures contracts. Mutual funds and exchange-traded funds are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2, or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close

Schwab Active Equity Funds
Notes to Portfolio Holdings (Unaudited) (continued)

hours before the valuation of a fund’s holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of foreign markets. The Valuation Designee has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments are disclosed in each fund’s Portfolio Holdings.
REG87636JUL26